Business and Summary of Significant Accounting Policies 2 (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Property, Plant and Equipment
Capital Expenditures Incurred but Not yet Paid	$ 4.4	$ 1.9	$ 3.4
Land, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	7 years
Land, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years